EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2016
Earnings Per Share [Abstract]
Schedule of Net Income Used in Earnings Per Share
During the periods, there were no potential instruments that could be exercised or converted to ordinary shares. The net income and the weighted average number of shares used in computing basic and diluted earnings per share for the years ended December 31, 2016, 2015 and 2014, are as follows:

	US dollars
	Year ended December 31,
(in thousands)	2016	2015	2014
Net income attributable to stockholder's used for the computation of basic and diluted earnings per share	32,139	24,971	30,429

Schedule of Weighted Average Shares Used in Earnings Per Share
	Number of shares
	Year ended December 31,
(in thousands)	2016	2015	2014
Weighted average number of shares used in the computation of basic and diluted earnings per share	20,968	20,968	20,968